SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS

In April 2020, the Company issued 17,755,682 shares of common stock to an investor for the conversion of $50,000 of convertible debt.

In April 2020, the President converted 1,600,000 shares of Class A stock for 40,000,0000 shares of the Company’s common stock.

On January 13, 2020, the Company issued 10,000,000 shares of common stock to a consultant for services with a fair value of $0.0088 per share.

In January 2020, the Company entered into an employment agreement with Corey Lambrecht, to serve as the Chief Financial Officer of the Company effective January 1, 2017. The following is a summary of the material terms of the employment agreement (all capitalized terms not otherwise defined herein are defined in the employment agreement): term is for a period of one year; salary is Eighty Thousand Dollars ($80,000.00) per year; if employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability; If employment is terminated by the Board for Cause, then the Company shall pay the Base Salary and Bonus earned through the date of his termination; If employment is terminated by the upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.

On January 28, 2020, the Company issued 17,774,618 shares of common stock to an investor for the conversion of $50,000 of convertible debt and accrued interest.

On January 30, 2020, the Company adopted the 2019 Equity Incentive Plan (the “Plan”) to provide additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons.

On January 30, 2020, the Company amended its Articles of Incorporation and authorized 5,000,000,000 shares of common stock (previously 2,000,000,000 shares) and 100,000,000 shares of preferred stock (previously 60,000,000 shares), of which 60,000,000 shares are designated as Class A Convertible Preferred Stock and 40,00,000 shares of preferred stock remain undesignated. The Company has retroactively reflected this amendment as of December 31, 2019.

In January and February 2020, the Company’s CEO advanced an aggregate of $100,000 to the Company (see Note 8).

Securities Purchase Agreement and 10% Convertible Redeemable Note

On March 11, 2020, the Company entered a Securities Purchase Agreement (the “Securities Purchase Agreement”) with GS Capital Partners, LLC (the “Investor”), whereby the investor agreed to purchase an aggregate of $1,440,000 principal amount of 10% Convertible Redeemable Note (the “Note”). Below is a description of the material terms of the transaction (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the related agreement).

The date and time of the first issuance and sale of the first $360,000 portion of the Note pursuant to the Securities Purchase Agreement, the Company will sell and the Investor shall purchase, a $360,000 portion of the $1,440,000 purchase amount under this Agreement. The purchase price for the $360,000 portion shall be $330,000 representing the original issue discount of $30,000. The Investor retains the right to purchase the unfunded balance of the $1,440,000 Note (the “Unfunded Balance”) for a period of nine months, provided that each purchase must be in an amount of no less than $360,000. Any rights to purchase a portion of the Unfunded Balance outstanding after nine months shall be terminated and the Investor shall have no rights to purchase the Unfunded Balance.

The Investor is entitled, at its option, to convert all or any amount of the principal face amount of the Note then outstanding into shares of the Company's common stock (the "Common Stock") at a price ("Conversion Price") for each share of Common Stock equal to 75% of the lowest trading price of the Common Stock as reported on the National Quotations Bureau OTC Marketplace exchange which the Company’s shares are traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company or its transfer agent. In the event the Company experiences a DTC “Chill” on its shares, the Conversion Price shall be decreased to 65% instead of 75% while that “Chill” is in effect. In no event shall the Holder be allowed to effect a conversion if such conversion, along with all other shares of Company Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days’ prior written notice by the Investor). The conversion discount, look back period and other terms will be adjusted on a ratchet basis if the Company offers a more favorable conversion discount, interest rate, (whether through a straight discount or in combination with an original issue discount), look back period or other more favorable term to another party for any financings while the Note is in effect.

Interest on any unpaid principal balance of the Note shall be paid at the rate of 10% per annum. Interest shall be paid by the Company in Common Stock ("Interest Shares") or in cash at the option of the Company. The dollar amount converted into Interest Shares shall be all or a portion of the accrued interest calculated on the unpaid principal balance of the Note to the date of such notice.

The Notes may be prepaid or assigned with the following penalties/premiums:

PREPAY DATE	PREPAY AMOUNT
≤ 60 days	110% of principal plus accrued interest
61- 120 days	120% of principal plus accrued interest
120-180 days	130% of principal plus accrued interest

Upon (i) a transfer of all or substantially all of the assets of the Company to any person in a single transaction or series of related transactions, (ii) a reclassification, capital reorganization or other change or exchange of outstanding shares of the Common Stock, other than a forward or reverse stock split or stock dividend, or (iii) any consolidation or merger of the Company with or into another person or entity in which the Company is not the surviving entity (other than a merger which is effected solely to change the jurisdiction of incorporation of the Company and results in a reclassification, conversion or exchange of outstanding shares of Common Stock solely into shares of Common Stock) (each of items (i), (ii) and (iii) being referred to as a "Sale Event"), then, in each case, the Company shall, upon request of the Holder, redeem the Note in cash for the highest prepayment amount then in effect, plus accrued but unpaid interest through the date of redemption, or at the election of the Holder, such Holder may convert the unpaid principal amount of the Note (together with the amount of accrued but unpaid interest) into shares of Common Stock immediately prior to such Sale Event at the Conversion Price.

Upon an Event of Default, interest shall accrue at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event of a breach of Section 8(k) of the Note the penalty shall be $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty shall increase to $500 per day beginning on the 10th day. The penalty for a breach of Section 8(n) shall be an increase of the outstanding principal amounts by 20%. In case of a breach of Section 8(i), the outstanding principal due under the Note shall increase by 50%. If the Note is not paid at maturity, the outstanding principal due under the Note shall increase by 15%. Further, if a breach of Section 8(m) occurs or is continuing after the 6 month anniversary of the Note, then the Holder shall be entitled to use the lowest closing bid price during the delinquency period as a base price for the conversion.

Debt Conversion

On March 17, 2020, a noteholder converted $53,420 of the CVP Note into 14,259,895 shares of the Company’s common stock and $25,000 in cash repayment from the Company.